Stock Plans - Cash settled awards (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	102		95		76
Liability outstanding	264		199
Fair value of awards vested during the year	83		38		41
Unrecognized compensation cost on nonvested awards at end of period	35
Assumptions [Abstract]
Entity's closing stock price at end of period	80.15
Valuation method used in calculating compensation cost	Black-Scholes option-pricing model
RSUs [Member]
Assumptions [Abstract]
Valuation method used in calculating compensation cost	lattice-based valuation model
RSUs [Member] | Granted in year 2011 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	19	[1]
Liability outstanding	19	[1]
Fair value per unit	60.48	[1]
Fair value of awards vested during the year	0	[1]
Unrecognized compensation cost on nonvested awards at end of period	20	[1]
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	2.0	[1]
Assumptions [Abstract]
Entity's closing stock price at end of period	80.15	[1],[2]
Expected stock price volatility	18.00%	[1],[2],[3]
Expected term (years)	2.0	[1],[2],[4]
Risk-free interest rate	0.95%	[1],[2],[5]
Dividend rate per share (in dollars per share)	1.30	[1],[2],[6]
RSUs [Member] | Granted in year 2010 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	27	[1]	17	[1]
Liability outstanding	44	[1]	17	[1]
Fair value per unit	77.59	[1]
Fair value of awards vested during the year	0	[1]	0	[1]
Unrecognized compensation cost on nonvested awards at end of period	14	[1]
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	1.0	[1]
Assumptions [Abstract]
Entity's closing stock price at end of period	80.15	[1],[2]
Expected stock price volatility	18.00%	[1],[2],[3]
Expected term (years)	1.0	[1],[2],[4]
Risk-free interest rate	0.92%	[1],[2],[5]
Dividend rate per share (in dollars per share)	1.30	[1],[2],[6]
RSUs [Member] | Granted in year 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	35	[1]	34	[1]	13	[1]
Liability outstanding	82	[1]	46	[1]
Fair value per unit	80.15	[1]
Fair value of awards vested during the year	82	[1]	0	[1]	0	[1]
Unrecognized compensation cost on nonvested awards at end of period	0	[1]
Assumptions [Abstract]
Entity's closing stock price at end of period	80.15	[1],[2]
Number of days used to calculate the Company's average closing share price as of a predesignated date (in days)	20
Actual performance vesting percentage, based on return on invested capital (in hundredths)	120.00%
Payout under the restricted share unit compensation plan	80
RSUs [Member] | Granted in year 2008 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	0	[1]	26	[1]	3	[1]
Liability outstanding			37	[1]
Fair value of awards vested during the year			37	[1]	0	[1]
RSUs [Member] | Granted in year 2007 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period			0	[1]	29	[1]
Fair value of awards vested during the year					38	[1]
RSUs [Member] | Granted in year 2006 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period					(2)	[1]
VIDP [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	21	[7]	18	[7]	33	[7]
Liability outstanding	119	[7]	99	[7]
Fair value per unit	80.15	[7]
Fair value of awards vested during the year	1	[7]	1	[7]	3	[7]
Unrecognized compensation cost on nonvested awards at end of period	1	[7]
Assumptions [Abstract]
Entity's closing stock price at end of period	80.15	[2],[7]
Percentage of grants remaining in which the remaining recognition period has not been quantified	25.00%

[1]	Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
[2]	Assumptions used to determine fair value are at December 31, 2011.
[3]	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
[4]	Represents the remaining period of time that awards are expected to be outstanding.
[5]	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
[6]	Based on the annualized dividend rate.
[7]	Compensation cost is based on intrinsic value.